Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	45 Months Ended	60 Months Ended	63 Months Ended	88 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000202991
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Adler Value Fund - Institutional Class
C000221442
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Evolutionary Tree Innovators Fund - I Class Shares
C000234765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Evolutionary Tree Innovators Fund - A Class Shares
Average Annual Return, Percent		(7.59%)	3.02%
C000130673
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wavelength Fund
Without Sales Load [Member] | C000202991
Average Annual Return [Line Items]
Average Annual Return, Percent		4.88%		8.40%		8.86%
Without Sales Load [Member] | C000221442
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.71%)		(1.95%)	2.32%
Without Sales Load [Member] | C000234765
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.95%)	4.65%
Without Sales Load [Member] | C000130673
Average Annual Return [Line Items]
Average Annual Return, Percent		7.53%		2.54%			4.18%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.00%		15.28%		14.67%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.00%		15.28%	16.06%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.00%	14.38%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.70%		(0.31%)			1.99%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		5.13%		13.66%		11.34%
S&P 1000 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		(0.40%)		11.78%		7.90%
S&P/BGCantor US Treasury Bill 0-3 Index TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent		4.35%		3.18%			2.15%